Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (9,000,248)	$ (17,290,368)	$ 429,227
Less: net loss from discontinued operations	6,625,898	11,012,336
Net loss from continuing operations	(2,374,350)	(6,278,032)	429,227
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	208,956	120,728	50,323
Changes in bad debt allowance		995,081	65,790
Amortization of right-of-use assets	513,082	270,892
Loss from disposal of property and equipment		12,388
Impairment of equipment and intangible assets		505,453
Loss (Gain) from investment in trading securities	258,738	(201,051)
Changes in operating assets and liabilities:
Accounts receivable		(667,036)	(1,411,180)
Deposits	133,848
Prepaid expenses and other current assets	11,922	674,011	(1,686,683)
Due from a related party			14,919
Accounts payable		482
Deferred revenue	(178,885)	37,323	(61,860)
Taxes payable	(643,789)	274	(185,246)
Accrued expenses and other liabilities	28,412	(447,065)	(234,128)
Lease liabilities	(505,372)	(254,388)
Net cash used in operating activities from continuing operations	(2,547,438)	(5,230,940)	(3,018,838)
Net cash used in operating activities from discontinued operations	(119,612)	(662,795)
Net cash used in operating activities	(2,667,050)	(5,893,735)	(3,018,838)
Cash flows from investing activities:
Purchase of property and equipment	(106,505)	(874,425)	(20,762)
Purchase of intangible assets			(458,100)
Prepayment for fixed assets purchase			(247,534)
Collection of third party loans			2,741,430
Payment for investment in trading securities	(367,571)	(717,624)
Investment deposit for life insurance contract			(1,275,950)
Collection of investment deposit for life insurance contract	1,217,456
Net cash provided by (used in) investing activities from continuing operations	743,380	(1,592,049)	739,084
Net cash provided by investing activities from discontinued operations	118,541	1,415,579
Net cash provided by (used in) investing activities	861,921	(176,470)	739,084
Cash flows from financing activities:
Capital contribution	3,300,000
Proceeds from issuance of ordinary shares pursuant to a registered direct offering, net of issuance cost	3,535,000		8,772,754
Proceeds from related party borrowings		876,330
Repayment of related party borrowings			(31,267)
Net cash provided by financing activities from continuing operations	6,835,000	876,330	8,741,487
Net cash used in financing activities from discontinued operations		(734,347)
Net cash provided by financing activities	6,835,000	141,983	8,741,487
Effect of exchange rate changes on cash	138,611	(103,222)	(74,996)
Net increase (decrease) in cash from continuing operations	5,187,083	(6,050,045)	6,386,737
Net increase (decrease) in cash from discontinued operations	(18,601)	18,601
Cash from continuing operations, beginning of year	409,657	6,459,702	72,965
Cash from discontinued operations, beginning of year	18,601
Cash, end of year	5,596,740	428,258	6,459,702
Less: Cash from discontinued operations, end of year		(18,601)
Cash from continuing operations, end of year	5,596,740	409,657	6,459,702
Supplemental disclosure of cash flow information:
Cash paid for interest expenses		608
Cash paid for income tax			490,397
Supplemental disclosure of Non-cash investing and financing activities of continuing operations
Collection of ordinary shares in connection with disposal of LGC	5,999,992
Receivable in connection with disposal of LGC	2,300,000
Right-of-use assets obtained in exchange for operating lease obligations	807,531	892,751
Supplemental disclosure of Non-cash investing and financing activities of discontinued operations
Common shares issued for acquisition of LGC		21,072,804
Debt conversion for acquisition of LGC		1,851,000
Net assets acquired from LGC		3,064,269
Net liabilities derecognized for termination of VIE	(405,823)
Right-of-use assets obtained in exchange for operating lease obligations		$ 3,211,080